Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

March 5, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Institutional Trust
(filing relates to Legg Mason Western Asset SMASh Series M Fund, Legg Mason
Western Asset SMASh Series C Fund and Legg Mason Western Asset SMASh Series
EC Fund (the “Funds”)) (File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectus and the Statement of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule
497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form
N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 22, 2012 and became effective on February 29, 2012, is the most recent amendment to the Trust’s Registration Statement.

Please call the undersigned at (617) 951-8029 or Barry Hurwitz at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Michelle R. Cirillo

Michelle R. Cirillo